Intangible assets and goodwill - Summary Of Reconciliation Of Carrying Amount (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	$ 975	$ 916
Amortization of intangible assets	32	25	$ 17
Ending balance	1,057	975	916
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	845	807
Ending balance	902	845	807
Trademarks
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	54	59
Ending balance	65	54	59
Non-compete agreement
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	0	0
Ending balance	0	0	0
Other intangible assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	76	50
Ending balance	90	76	50
Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	2,827	2,743
Additions	3	4
Internally developed	31	40
Acquisition through business combination	80	41
Disposals/Write-off	(3)
Effects of movements in exchange rates	1	(1)
Ending balance	2,939	2,827	2,743
Cost | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	913	875
Additions	0	0
Internally developed	0	0
Acquisition through business combination	57	38
Disposals/Write-off	0	0
Effects of movements in exchange rates	0	0
Ending balance	970	913	875
Cost | Trademarks
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	70	69
Additions	0	0
Internally developed	0	0
Acquisition through business combination	18	1
Disposals/Write-off	0	0
Effects of movements in exchange rates	0	0
Ending balance	88	70	69
Cost | Non-compete agreement
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1,644	1,644
Additions	0	0
Internally developed	0	0
Acquisition through business combination	0	0
Disposals/Write-off	0	0
Effects of movements in exchange rates	0	0
Ending balance	1,644	1,644	1,644
Cost | Other intangible assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	200	155
Additions	3	4
Internally developed	31	40
Acquisition through business combination	5	2
Disposals/Write-off	(3)
Effects of movements in exchange rates	1	(1)
Ending balance	237	200	155
Accumulated depreciation and impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(1,852)	(1,827)
Amortization of intangible assets	32	25
Disposals/Write-off	3
Effects of movements in exchange rates	(1)
Ending balance	(1,882)	(1,852)	(1,827)
Accumulated depreciation and impairment losses | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(68)	(68)
Amortization of intangible assets	0	0
Disposals/Write-off	0	0
Effects of movements in exchange rates	0	0
Ending balance	(68)	(68)	(68)
Accumulated depreciation and impairment losses | Trademarks
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(16)	(10)
Amortization of intangible assets	7	6
Disposals/Write-off	0	0
Effects of movements in exchange rates	0	0
Ending balance	(23)	(16)	(10)
Accumulated depreciation and impairment losses | Non-compete agreement
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(1,644)	(1,644)
Amortization of intangible assets	0	0
Disposals/Write-off	0	0
Effects of movements in exchange rates	0	0
Ending balance	(1,644)	(1,644)	(1,644)
Accumulated depreciation and impairment losses | Other intangible assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(124)	(105)
Amortization of intangible assets	25	19
Disposals/Write-off	3
Effects of movements in exchange rates	(1)
Ending balance	$ (147)	$ (124)	$ (105)